OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Capital Development Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	CDV-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.97%
Aerospace & Defense—1.28%
Goodrich Corp.	118,965	$10,780,608

Agricultural Products—0.50%
Bunge Ltd.	61,653	4,196,720

Air Freight & Logistics—0.96%
UTI Worldwide, Inc.	372,220	8,151,618

Apparel, Accessories & Luxury Goods—1.51%
Coach, Inc.	235,764	12,752,475

Application Software—3.24%
Autodesk, Inc. (b)	212,056	8,626,438

Citrix Systems, Inc. (b)	85,627	5,409,914

Salesforce.com, Inc. (b)	33,391	4,312,114

TIBCO Software Inc. (b)	409,524	9,001,337

		27,349,803

Asset Management & Custody Banks—1.59%
Affiliated Managers Group, Inc. (b)	132,246	13,466,610

Auto Parts & Equipment—1.77%
BorgWarner, Inc. (b)	153,318	10,333,633

Gentex Corp.	144,126	4,622,121

		14,955,754

Automotive Retail—1.11%
O’Reilly Automotive, Inc. (b)	164,789	9,364,959

Biotechnology—1.81%
Human Genome Sciences, Inc. (b)	255,927	6,208,789

United Therapeutics Corp. (b)	133,592	9,081,584

		15,290,373

Broadcasting—0.47%
Discovery Communications, Inc. -Class A (b)	102,380	3,992,820

Casinos & Gaming—1.89%
Las Vegas Sands Corp. (b)	90,366	4,201,115

MGM Resorts International (b)	794,507	11,782,539

		15,983,654

Coal & Consumable Fuels—0.93%
Alpha Natural Resources, Inc. (b)	146,120	7,851,028

Communications Equipment—1.47%
Acme Packet, Inc. (b)	41,491	2,231,386

Finisar Corp. (b)	253,449	8,439,852

Lantronix Inc.-Wts., expiring 02/09/11(c)	7,454	0

Sycamore Networks, Inc.	83,331	1,738,284

		12,409,522

Computer Storage & Peripherals—0.69%
NetApp, Inc. (b)	106,955	5,853,647

Construction & Engineering—0.73%
Foster Wheeler AG (Switzerland)(b)	167,874	6,179,442

Construction, Farm Machinery & Heavy Trucks—3.79%
AGCO Corp. (b)	267,379	13,556,115

Navistar International Corp. (b)	148,346	9,620,238

Terex Corp. (b)	273,395	8,866,200

		32,042,553

Consumer Finance—1.67%
Discover Financial Services	683,792	14,079,277

Data Processing & Outsourced Services—1.28%
Alliance Data Systems Corp. (b)(d)	152,904	10,816,429

Department Stores—2.67%
Macy’s, Inc.	476,032	11,020,141

Nordstrom, Inc.	279,623	11,514,875

		22,535,016

Electrical Components & Equipment—0.75%
Regal-Beloit Corp.	94,338	6,296,118

Electronic Components—1.37%
Amphenol Corp. -Class A	209,189	11,576,519

Environmental & Facilities Services—0.95%
Republic Services, Inc.	260,827	8,043,905

Health Care Equipment—2.71%
American Medical Systems Holdings, Inc. (b)	459,997	8,979,141

CareFusion Corp. (b)	346,660	8,919,562

NuVasive, Inc. (b)	178,803	4,996,650

		22,895,353

Health Care Facilities—1.86%
Brookdale Senior Living Inc. (b)	237,369	5,186,512

Universal Health Services, Inc. -Class B	249,127	10,488,247

		15,674,759

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Health Care Services—0.50%
DaVita, Inc. (b)	57,477	$4,244,677

Hotels, Resorts & Cruise Lines—3.48%
Ctrip.com International, Ltd. -ADR (China)(b)	197,454	8,127,207

Marriott International Inc. -Class A	314,367	12,414,353

Starwood Hotels & Resorts Worldwide, Inc.	150,333	8,865,137

		29,406,697

Household Products—0.99%
Church & Dwight Co., Inc.	121,192	8,339,222

Human Resource & Employment Services—2.10%
Manpower Inc.	132,628	8,563,790

Robert Half International, Inc.	293,617	9,207,829

		17,771,619

Independent Power Producers & Energy Traders—1.14%
KGEN Power Corp. (Acquired 01/12//07; Cost $12,297,138)(b)(e)	878,367	9,662,037

Industrial Machinery—3.55%

Flowserve Corp.	88,738	11,091,362
Gardner Denver Inc.	113,784	8,208,378

Kennametal Inc.	263,043	10,679,546

		29,979,286

Internet Software & Services—2.17%
Akamai Technologies, Inc. (b)	88,605	4,281,394

MercadoLibre Inc. (b)	79,620	5,396,643

VeriSign, Inc. (b)	258,214	8,688,901

		18,366,938

IT Consulting & Other Services—2.48%
Cognizant Technology Solutions Corp. -Class A (b)	124,647	9,092,999

Teradata Corp. (b)	275,568	11,846,668

		20,939,667

Life Sciences Tools & Services—2.03%
Life Technologies Corp. (b)	151,030	8,199,419

Pharmaceutical Product Development, Inc.	306,885	8,942,629

		17,142,048

Managed Health Care—1.77%
Aetna Inc.	268,835	8,855,425

Aveta, Inc. (Acquired 12/21/05-02/21/06 Cost $13,947,028)(b)(e)	1,014,837	6,089,022

		14,944,447

Metal & Glass Containers—1.44%
Crown Holdings, Inc. (b)	364,256	12,151,580

Oil & Gas Equipment & Services—2.03%
Oil States International, Inc. (b)	117,857	7,985,990

Weatherford International Ltd. (b)	385,282	9,138,889

		17,124,879

Oil & Gas Exploration & Production—6.17%
Concho Resources Inc. (b)	175,689	16,910,066

Continental Resources, Inc. (b)	184,092	11,820,547

Oasis Petroleum Inc. (b)	310,282	9,919,716

Pioneer Natural Resources Co.	141,251	13,441,445

		52,091,774

Packaged Foods & Meats—1.21%
Hershey Co. (The)	219,702	10,257,886

Pharmaceuticals—1.16%
Shire PLC -ADR (United Kingdom)	123,187	9,769,961

Precious Metals & Minerals—0.78%
Stillwater Mining Co. (b)	302,153	6,550,677

Property & Casualty Insurance—0.42%
Assured Guaranty Ltd.	247,063	3,572,531

Publishing—1.26%
McGraw-Hill Cos., Inc. (The)	273,951	10,678,610

Real Estate Services—1.45%
CB Richard Ellis Group, Inc. -Class A (b)	552,783	12,266,255

Research & Consulting Services—2.00%
IHS Inc. -Class A (b)	145,125	11,894,445

NIELSEN HOLDINGS N V (Netherlands)(b)	190,611	4,969,229

		16,863,674

Restaurants—0.48%
Buffalo Wild Wings, Inc. (b)	93,513	4,093,064

Security & Alarm Services—0.96%
Corrections Corp. of America (b)	325,319	8,071,164

Semiconductor Equipment—2.56%
Lam Research Corp. (b)	213,644	10,658,699

Teradyne, Inc. (b)	655,928	10,940,879

		21,599,578

Semiconductors—5.66%
Altera Corp.	153,462	5,765,567

Avago Technologies Ltd. (Singapore)	355,323	10,201,323

Cavium Networks, Inc. (b)	216,636	8,565,787

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Semiconductors—(continued)
Marvell Technology Group Ltd. (b)	502,458	$9,551,727

Micron Technology, Inc. (b)	704,042	7,420,603

TriQuint Semiconductor, Inc. (b)	480,804	6,327,381

		47,832,388

Specialized Finance—1.36%
Moody’s Corp.	390,783	11,477,297

Specialty Chemicals—2.76%
Albemarle Corp.	198,734	11,160,902

Lubrizol Corp. (The)	38,603	4,148,278

LyondellBasell Industries N.V. -Class A (Netherlands)(b)	222,617	8,000,855

		23,310,035

Specialty Stores—2.19%
Staples, Inc.	373,743	8,338,206

Ulta Salon, Cosmetics & Fragrance, Inc. (b)	273,948	10,147,034

		18,485,240

Systems Software—2.41%
Check Point Software Technologies Ltd. (Israel)(b)	211,028	9,401,298

Rovi Corp. (b)	177,249	10,946,898

		20,348,196

Technology Distributors—1.48%
Avnet, Inc. (b)	223,735	7,969,441

Tech Data Corp. (b)	96,863	4,543,843

		12,513,284

Trading Companies & Distributors—1.06%
WESCO International, Inc. (b)	160,064	8,971,587

Trucking—1.96%
J.B. Hunt Transport Services, Inc.	251,550	10,313,550

Swift Transportation Co. (b)	434,630	6,210,863

		16,524,413

Wireless Telecommunication Services—0.96%
American Tower Corp. -Class A (b)	81,981	4,169,554

Millicom International Cellular S.A. (Luxembourg)	42,275	3,942,144

		8,111,698

Total Common Stocks & Other Equity Interests (Cost $623,154,321)		836,001,371

Money Market Funds—1.35%
Liquid Assets Portfolio — Institutional Class (f)	5,683,683	5,683,683

Premier Portfolio — Institutional Class (f)	5,683,683	5,683,683

Total Money Market Funds (Cost $11,367,366)		11,367,366

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.32% (Cost $634,521,687)		847,368,737

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.99%
Liquid Assets Portfolio — Institutional Class (Cost $8,342,825)(f)(g)	8,342,825	8,342,825

TOTAL INVESTMENTS—101.31% (Cost $642,864,512)		855,711,562

OTHER ASSETS LESS LIABILITIES—(1.31)%		(11,026,068)

NET ASSETS—100.00%		$844,685,494

Investment Abbreviations:

ADR	—American Depositary Receipt

Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.

(d)	All or a portion of this security was out on loan at January 31, 2011.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $15,751,059, which represented 1.86% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1 D.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Capital Development Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Capital Development Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1*	Level 2*	Level 3	Total

Equity Securities	$839,960,503	$9,662,037	$6,089,022	$855,711,562

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $148,675,646 and $213,683,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Capital Development Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$228,047,135

Aggregate unrealized (depreciation) of investment securities	(15,448,381)

Net unrealized appreciation of investment securities	$212,598,754

Cost of investments for tax purposes is $643,112,808.
Invesco Capital Development Fund

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	CHT-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity
Interests—91.67%
Aerospace & Defense—5.51%
ITT Corp.	2,375,780	$139,980,957

Lockheed Martin Corp.	415,461	33,070,696

Northrop Grumman Corp.	1,240,826	85,989,242

United Technologies Corp.	323,161	26,272,989

		285,313,884

Agricultural Products—1.02%
Archer-Daniels-Midland Co.	1,610,915	52,628,593

Air Freight & Logistics—0.60%
United Parcel Service, Inc. -Class B	430,981	30,866,859

Application Software—0.68%
Adobe Systems Inc. (b)	1,065,539	35,216,064

Asset Management & Custody Banks—3.24%
Legg Mason, Inc.	2,891,061	95,780,851

Northern Trust Corp.	1,380,096	71,737,390

		167,518,241

Automobile Manufacturers—0.67%
General Motors Co. (b)	948,692	34,617,771

Biotechnology—1.76%
Genzyme Corp. (b)	401,988	29,485,820

Gilead Sciences, Inc. (b)	1,606,187	61,645,457

		91,131,277

Cable & Satellite—1.09%
Comcast Corp. -Class A	2,471,864	56,234,906

Communications Equipment—6.26%
Cisco Systems, Inc. (b)	1,719,154	36,360,107

Motorola Mobility Holdings, Inc. (b)	1,372,726	38,257,874

Motorola Solutions, Inc. (b)	1,568,830	60,823,539

Nokia Corp. -ADR (Finland)	5,336,066	57,095,906

QUALCOMM, Inc.	2,431,323	131,607,514

		324,144,940

Construction Materials—0.28%
CRH PLC (Ireland)	673,095	14,502,267

Consumer Finance—2.42%
American Express Co.	2,891,684	125,441,252

Data Processing & Outsourced Services—0.92%
Automatic Data Processing, Inc.	998,850	47,844,915

Department Stores—1.06%
Macy’s, Inc.	2,378,395	55,059,844

Diversified Banks—0.69%
U.S. Bancorp	1,329,242	35,889,534

Drug Retail—3.41%
CVS Caremark Corp.	4,229,444	144,646,985

Walgreen Co.	785,621	31,770,513

		176,417,498

Electric Utilities—1.62%
Edison International	790,296	28,671,939

Exelon Corp.	1,293,124	54,970,701

		83,642,640
Electrical Components & Equipment—0.51%
Emerson Electric Co.	444,284	26,159,442

Electronic Manufacturing Services—1.41%
Tyco Electronics Ltd. (Switzerland)	2,008,243	72,758,644

Environmental & Facilities Services—1.27%
Waste Management, Inc.	1,730,921	65,549,978

Food Retail—3.22%
Kroger Co. (The)	7,789,654	166,698,596

Health Care Equipment—5.26%
Baxter International, Inc.	1,125,720	54,586,163

Boston Scientific Corp. (b)	12,591,453	87,888,342

Covidien PLC (Ireland)	2,020,992	95,936,490

Medtronic, Inc.	885,124	33,917,952

		272,328,947

Heavy Electrical Equipment—0.80%
ABB Ltd. -ADR (Switzerland)	1,108,778	26,244,775

ALSTOM (France)	271,574	15,153,594

		41,398,369

Home Improvement Retail—1.86%
Lowe’s Cos., Inc.	3,878,088	96,176,582

Hypermarkets & Super Centers—0.78%
Wal-Mart Stores, Inc.	718,800	40,303,116

Industrial Conglomerates—2.48%
General Electric Co.	1,846,377	37,186,033

Tyco International Ltd. (Switzerland)	2,037,062	91,321,489

		128,507,522

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Shares	Value
Industrial Gases—1.33%
Air Products & Chemicals, Inc.	786,897	$68,656,763

Industrial Machinery—0.79%
Illinois Tool Works, Inc.	766,720	41,011,853

Insurance Brokers—1.01%

Marsh & McLennan Cos., Inc.	1,878,779	52,380,358

Integrated Oil & Gas—1.09%
ConocoPhillips	407,337	29,108,302

Exxon Mobil Corp.	336,338	27,135,750

		56,244,052

Investment Banking & Brokerage—0.48%

Charles Schwab Corp. (The)	1,374,634	24,812,144

Life Sciences Tools & Services—2.92%
Agilent Technologies, Inc. (b)	1,664,343	69,619,468

Thermo Fisher Scientific, Inc. (b)	1,420,694	81,363,145

		150,982,613

Managed Health Care—1.73%
WellPoint, Inc.	1,441,582	89,551,074

Oil & Gas Equipment & Services—4.41%
Baker Hughes Inc.	2,086,059	142,915,902

Schlumberger Ltd.	687,352	61,167,454

Tenaris S.A. -ADR (Argentina)(c)	507,423	23,935,143

		228,018,499

Oil & Gas Exploration & Production—3.84%
Apache Corp.	934,198	111,505,873

Devon Energy Corp.	500,649	44,402,560
Southwestern Energy Co. (b)	1,091,425	43,111,288

		199,019,721

Oil & Gas Refining & Marketing—1.27%
Valero Energy Corp.	2,596,489	65,846,961

Oil & Gas Storage & Transportation—2.32%
Williams Cos., Inc. (The)	4,456,465	120,279,990

Packaged Foods & Meats—0.91%
Kraft Foods, Inc. -Class A	1,543,286	47,178,253

Pharmaceuticals—4.64%
Pfizer, Inc.	4,216,960	76,833,011

Roche Holding AG (Switzerland)	697,998	106,144,777

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,050,890	57,431,139

		240,408,927

Property & Casualty Insurance—5.09%
Berkshire Hathaway, Inc. -Class A (b)	967	118,384,975

Progressive Corp. (The)	7,322,467	145,058,071

		263,443,046

Railroads—1.49%
Union Pacific Corp.	817,478	77,357,943

Semiconductors—1.59%
Intel Corp.	1,020,582	21,901,690

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	60,169,548

		82,071,238

Specialty Stores—0.45%
Staples, Inc.	1,051,054	23,449,015

Systems Software—5.20%
CA, Inc.	135,398	3,222,472

Microsoft Corp.	4,133,945	114,613,625

Symantec Corp. (b)	8,581,496	151,120,145

		268,956,242

Wireless Telecommunication Services—2.30%
Vodafone Group PLC (United Kingdom)	42,406,539	119,072,454

Total Common Stocks & Other Equity Interests (Cost $4,132,477,489)		4,745,092,827

	Number of	Exercise	Expiration
	Contracts	Price	Date	Value
Put Options Purchased—0.06%
S&P 500 Index (Cost $3,721,029) (b)	200,000	$120	Apr -11	3,270,000

	Shares	Value
Money Market Funds—11.44%
Liquid Assets Portfolio — Institutional Class (d)	296,085,581	296,085,581

Premier Portfolio — Institutional Class (d)	296,085,581	296,085,581

Total Money Market Funds (Cost $592,171,162)		592,171,162

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Shares	Value
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—103.18% (Cost $4,728,369,680)		$5,340,533,989

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.34%

Liquid Assets Portfolio — Institutional Class (Cost $17,916,822)(d)(e)	17,916,822	17,916,822

TOTAL INVESTMENTS—103.52% (Cost $4,746,286,502)		5,358,450,811

OTHER ASSETS LESS LIABILITIES—(3.52)%		(182,411,842)

NET ASSETS—100.00%		$5,176,038,969

Investment Abbreviations:
ADR            — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Charter Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Charter Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco Charter Fund

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,280,508,996	$74,671,815	$—	$5,355,180,811

Foreign Currency Contracts*	—	(1,714,543)	—	(1,714,543)

Options*	3,270,000	—	—	3,270,000

Total Investments	$5,283,778,996	$72,957,272	$—	$5,356,736,268

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
   Open Foreign Currency Contracts

							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciaton)

03/03/2011	Citibank Capital	GBP	36,500,000	USD	56,720,270	$58,434,813	$(1,714,543)

Currency Abbreviations:
GBP — Great Britain Pound                 USD — United States Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $420,520,583 and $416,653,069, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$805,357,473

Aggregate unrealized (depreciation) of investment securities	(213,915,517)

Net unrealized appreciation of investment securities	$591,441,956

Cost of investments for tax purposes is $4,767,008,855.
Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	CST-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—96.07%
Aerospace & Defense—2.95%
Goodrich Corp.	259,247	$23,492,963

Honeywell International, Inc.	306,426	17,162,921

Rockwell Collins, Inc.	369,122	23,675,485

United Technologies Corp.	334,757	27,215,744

		91,547,113

Airlines—1.81%
Delta Air Lines, Inc. (b)	2,364,676	27,595,769

United Continental Holdings, Inc. (b)	1,129,682	28,693,923

		56,289,692

Apparel Retail—0.49%
Men’s Wearhouse, Inc. (The)	574,948	15,069,387

Apparel, Accessories & Luxury Goods—1.17%
Coach, Inc.	673,585	36,434,213

Asset Management & Custody Banks—0.44%
Ameriprise Financial, Inc.	221,599	13,661,578

Auto Parts & Equipment—1.69%
Autoliv, Inc. (Sweden)	360,029	27,650,227

Johnson Controls, Inc.	645,234	24,770,533

		52,420,760

Automobile Manufacturers—0.38%
Toyota Motor Corp. (Japan)	284,200	11,753,209

Biotechnology—3.06%
Amgen, Inc. (b)	653,954	36,019,786

Gilead Sciences, Inc. (b)	1,026,191	39,385,211

Human Genome Sciences, Inc. (b)	807,685	19,594,438

		94,999,435

Broadcasting—1.48%
Scripps Networks Interactive Inc. -Class A	987,971	45,940,651

Cable & Satellite—2.02%
Comcast Corp. -Class A	2,757,491	62,732,920

Communications Equipment—2.15%
Cisco Systems, Inc. (b)	1,543,873	32,652,914

JDS Uniphase Corp. (b)	966,958	16,409,277

QUALCOMM, Inc.	327,358	17,719,889

		66,782,080

Computer Hardware—5.86%
Apple, Inc. (b)	443,264	150,408,341

Hewlett-Packard Co.	695,134	31,760,672

		182,169,013

Computer Storage & Peripherals—1.62%
EMC Corp. (b)	1,367,940	34,048,027

Western Digital Corp. (b)	479,300	16,305,786

		50,353,813

Construction & Engineering—0.87%
Fluor Corp.	270,574	18,721,015

Foster Wheeler AG (Switzerland)(b)	226,133	8,323,956

		27,044,971

Construction, Farm Machinery & Heavy Trucks—1.52%
Komatsu Ltd. (Japan)	481,400	14,298,327

Navistar International Corp. (b)	507,661	32,921,816

		47,220,143

Consumer Finance—0.46%
American Express Co.	329,164	14,279,134

Data Processing & Outsourced Services—4.34%
MasterCard, Inc. -Class A	346,844	82,032,074

Visa Inc. — Class A	757,403	52,904,600

		134,936,674

Department Stores—1.20%
Kohl’s Corp. (b)	735,161	37,331,476

Diversified Banks—0.59%
Banco Bradesco S.A. -ADR (Brazil)	975,514	18,456,725

Electrical Components & Equipment—2.18%
Cooper Industries PLC (Ireland)	1,103,357	67,591,650

Electronic Components—1.01%
Corning, Inc.	1,405,637	31,219,198

Electronic Manufacturing Services—1.57%
Flextronics International Ltd. (Singapore)(b)	3,620,611	28,928,682

Tyco Electronics Ltd. (Switzerland)	549,789	19,918,855

		48,847,537

Fertilizers & Agricultural Chemicals—0.71%
Monsanto Co.	302,343	22,185,929

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value
General Merchandise Stores—0.73%
Dollar Tree, Inc. (b)	447,793	$22,649,370

Gold—0.76%
Barrick Gold Corp. (Canada)	495,035	23,519,113

Health Care Distributors—0.89%
Cardinal Health, Inc.	666,251	27,656,079

Health Care Equipment—0.23%
Thoratec Corp. (b)	302,806	7,143,194

Health Care Services—1.53%
Medco Health Solutions, Inc. (b)	778,755	47,519,630

Home Improvement Retail—1.00%
Lowe’s Cos., Inc.	1,253,835	31,095,108

Homefurnishing Retail—0.89%
Bed Bath & Beyond, Inc. (b)	577,757	27,732,336

Hotels, Resorts & Cruise Lines—0.91%
Carnival Corp. (d)	632,413	28,275,185

Household Products—0.49%
Procter & Gamble Co. (The)	238,619	15,064,017

Hypermarkets & Super Centers—3.16%
Costco Wholesale Corp.	810,404	58,219,423

Wal-Mart Stores, Inc.	711,040	39,868,013

		98,087,436

Industrial Gases—0.57%
Praxair, Inc.	191,065	17,776,688

Industrial Machinery—3.66%
Illinois Tool Works, Inc.	476,614	25,494,083

Ingersoll-Rand PLC (Ireland)	1,348,959	63,670,865

Kennametal Inc.	602,790	24,473,274

		113,638,222

Integrated Oil & Gas—4.32%
Exxon Mobil Corp.	491,441	39,649,460

Occidental Petroleum Corp.	979,140	94,663,255

		134,312,715

Internet Retail—2.90%
Amazon.com, Inc. (b)	395,986	67,175,065

Expedia, Inc.	912,443	22,957,066

		90,132,131

Internet Software & Services—2.34%
Google Inc. — Class A (b)	81,846	49,137,065

VeriSign, Inc.	697,688	23,477,201

		72,614,266

Investment Banking & Brokerage—2.06%
Goldman Sachs Group, Inc. (The)	191,332	31,305,742

Jefferies Group, Inc. (c)	1,311,297	32,795,538

		64,101,280

IT Consulting & Other Services—2.02%
Accenture PLC -Class A (Ireland)	651,046	33,509,338

Teradata Corp. (b)	682,650	29,347,123

		62,856,461

Life Sciences Tools & Services—0.51%
Life Technologies Corp. (b)	290,680	15,781,017

Managed Health Care—1.73%
UnitedHealth Group, Inc.	1,308,977	53,733,506

Oil & Gas Equipment & Services—4.68%
Baker Hughes, Inc.	285,406	19,553,165

Cameron International Corp. (b)	645,600	34,410,480

Halliburton Co.	598,031	26,911,395

Schlumberger Ltd.	723,329	64,369,048

		145,244,088

Oil & Gas Exploration & Production—0.70%
Apache Corp.	183,417	21,892,653

Other Diversified Financial Services—1.29%
JPMorgan Chase & Co.	894,198	40,185,258

Packaged Foods & Meats—0.94%
Green Mountain Coffee Roasters, Inc. (b)(c)	867,530	29,131,657

Pharmaceuticals—3.42%
Abbott Laboratories	809,788	36,570,026

Hospira, Inc. (b)	412,829	22,800,546

Pfizer, Inc.	1,688,509	30,764,634

Shire PLC (United Kingdom)	606,668	16,011,376

		106,146,582

Railroads—1.25%
Union Pacific Corp.	411,736	38,962,578

Regional Banks—0.50%
PNC Financial Services Group, Inc.	257,427	15,445,620

Restaurants—0.00%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (f)	19,296	3,666

Semiconductor Equipment—1.28%
ASML Holding N.V. (Netherlands)	350,450	14,691,664

Novellus Systems, Inc. (b)	698,388	25,190,855

		39,882,519

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value
Semiconductors—0.46%
Xilinx, Inc.	443,561	$14,282,664

Soft Drinks—2.87%
Coca-Cola Co. (The)	511,596	32,153,808

Hansen Natural Corp. (b)	60,383	3,420,093

PepsiCo, Inc.	835,622	53,738,851

		89,312,752

Specialized Consumer Services—0.24%
Coinstar, Inc. (b)(c)	183,686	7,602,764

Specialized Finance—0.68%
IntercontinentalExchange, Inc. (b)	174,007	20,966,103

Specialty Stores—0.43%
Dick’s Sporting Goods, Inc. (b)	369,792	13,345,793

Systems Software—5.06%
Check Point Software Technologies Ltd. (Israel)(b)	1,397,521	62,259,560

Microsoft Corp.	2,533,083	70,229,726

Oracle Corp.	767,619	24,586,837

		157,076,123

Technology Distributors—0.54%
Avnet, Inc. (b)	473,827	16,877,718

Trucking—1.46%
J.B. Hunt Transport Services, Inc.	1,109,492	45,489,172

Total Common Stocks & Other Equity Interests (Cost $2,294,746,570)		2,984,802,765

Money Market Funds—3.33%
Liquid Assets Portfolio — Institutional Class (g)	51,713,100	51,713,100

Premier Portfolio — Institutional Class (g)	51,713,101	51,713,101

Total Money Market Funds (Cost $103,426,201)		103,426,201

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.40% (Cost $2,398,172,771)		3,088,228,966

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.43%
Liquid Assets Portfolio — Institutional Class (Cost $13,450,380)(e)(g)	13,450,380	13,450,380

TOTAL INVESTMENTS—99.83% (Cost $2,411,623,151)		3,101,679,346

OTHER ASSETS LESS LIABILITIES—0.17%		5,176,383

NET ASSETS—100.00%		$3,106,855,729

Investment Abbreviations:
ADR      — American Depositary Receipt
Wts.      — Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2011.

(d)	Each unit represents one common share with paired trust share.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

(f)	Non-income producing security acquired through a corporate action.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Constellation Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Constellation Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,044,924,770	$56,754,576	$—	$3,101,679,346

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $439,096,527 and $577,232,679, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Constellation Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$712,190,226

Aggregate unrealized (depreciation) of investment securities	(22,471,306)

Net unrealized appreciation of investment securities	$689,718,920

Cost of investments for tax purposes is $2,411,960,426.
Invesco Constellation Fund

Invesco Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	DEQ-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.28%(a)
Aerospace & Defense—3.40%
General Dynamics Corp.	36,685	$2,766,049

United Technologies Corp.	54,108	4,398,980

		7,165,029

Apparel Retail—1.48%
TJX Cos., Inc. (The)	65,609	3,109,211

Apparel, Accessories & Luxury Goods—1.33%
VF Corp.	33,745	2,791,386

Asset Management & Custody Banks—4.31%
Bank of New York Mellon Corp. (The)	122,143	3,814,526

BlackRock, Inc.	26,570	5,261,391

		9,075,917

Cable & Satellite—3.65%
Comcast Corp. -Class A	154,194	3,507,913

Liberty Global, Inc. -Class A (b)	63,661	2,582,090

Time Warner Cable, Inc.	23,601	1,600,856

		7,690,859

Communications Equipment—2.11%
Cisco Systems, Inc. (b)	210,171	4,445,117

Computer & Electronics Retail—1.13%
Best Buy Co., Inc.	69,915	2,377,110

Computer Hardware—4.18%
Apple, Inc. (b)	12,370	4,197,388

Hewlett-Packard Co.	100,714	4,601,623

		8,799,011

Data Processing & Outsourced Services—11.00%
Alliance Data Systems Corp. (b)	48,270	3,414,620

Automatic Data Processing, Inc.	104,749	5,017,477

Fidelity National Information Services, Inc.	104,968	3,194,176

Fiserv, Inc. (b)	57,658	3,561,535

Visa, Inc. -Class A	37,892	2,646,756

Western Union Co.	261,773	5,308,756

		23,143,320

Diversified Banks—2.20%
Wells Fargo & Co.	142,978	4,635,347

Drug Retail—3.73%
CVS Caremark Corp.	79,396	2,715,343

Walgreen Co.	126,895	5,131,634

		7,846,977

Electric Utilities—1.16%
Northeast Utilities	73,964	2,434,895

Environmental & Facilities Services—1.01%
Republic Services, Inc.	68,665	2,117,629

Footwear—1.32%
NIKE, Inc. -Class B	33,796	2,787,494

General Merchandise Stores—2.44%
Target Corp.	93,456	5,124,192

Health Care Equipment—3.27%
Medtronic, Inc.	74,716	2,863,117

Stryker Corp.	69,940	4,025,747

		6,888,864

Health Care Services—0.80%
Express Scripts, Inc. (b)	29,910	1,684,830

Home Improvement Retail—0.00%
Lowe’s Cos., Inc.	1	25

Household Products—1.68%
Procter & Gamble Co. (The)	56,050	3,538,436

Industrial Conglomerates—3.05%
General Electric Co.	319,024	6,425,143

Industrial Gases—1.80%
Praxair, Inc.	40,628	3,780,029

Industrial Machinery—1.02%
Danaher Corp.	46,412	2,137,737

Integrated Oil & Gas—1.63%
Exxon Mobil Corp.	42,466	3,426,157

Internet Software & Services—0.98%
Google, Inc. -Class A (b)	3,435	2,062,237

IT Consulting & Other Services—4.65%
Accenture PLC -Class A (Ireland)	79,777	4,106,122

International Business Machines Corp.	35,011	5,671,782

		9,777,904

Managed Health Care—3.59%
Aetna, Inc.	73,844	2,432,422

UnitedHealth Group, Inc.	124,565	5,113,393

		7,545,815

See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

	Shares	Value
Multi-Utilities—0.85%
PG&E Corp.	38,592	$1,786,038

Oil & Gas Exploration & Production—5.48%
Anadarko Petroleum Corp.	27,029	2,083,395

Apache Corp.	29,536	3,525,417

EQT Corp.	70,722	3,408,093

QEP Resources, Inc.	61,850	2,513,584

		11,530,489

Oil & Gas Storage & Transportation—2.88%
Spectra Energy Corp.	68,301	1,791,535

Williams Cos., Inc. (The)	158,466	4,276,998

		6,068,533

Other Diversified Financial Services—4.07%
Bank of America Corp.	280,031	3,844,825

JPMorgan Chase & Co.	105,156	4,725,711

		8,570,536

Packaged Foods & Meats—2.33%
H.J. Heinz Co.	103,256	4,904,660

Pharmaceuticals—2.97%
Abbott Laboratories	59,181	2,672,614

Merck & Co., Inc.	108,117	3,586,241

		6,258,855

Railroads—1.05%
Norfolk Southern Corp.	36,023	2,204,247

Restaurants—0.97%
McDonald’s Corp.	27,795	2,047,658

Soft Drinks—2.98%
PepsiCo, Inc.	97,596	6,276,399

Specialized Finance—0.93%
CME Group, Inc.	6,322	1,950,716

Specialty Chemicals—1.38%
Nalco Holding Co.	95,399	2,905,854

Systems Software—4.47%
BMC Software, Inc. (b)	42,899	2,046,283

Check Point Software Technologies Ltd. (Israel)(b)	36,186	1,612,086

Oracle Corp.	179,740	5,757,072

		9,415,441

Total Common Stocks & Other Equity Interests (Cost $167,130,786)		204,730,097

Money Market Funds—2.73%
Liquid Assets Portfolio — Institutional Class (c)	2,875,007	2,875,007

Premier Portfolio — Institutional Class (c)	2,875,007	2,875,007

Total Money Market Funds (Cost $5,750,014)		5,750,014

TOTAL INVESTMENTS—100.01% (Cost $172,880,800)		210,480,111

OTHER ASSETS LESS LIABILITIES—(0.01)%		(16,654)

NET ASSETS—100.00%		$210,463,457

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Disciplined Equity Fund

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.
Invesco Disciplined Equity Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$210,480,111	$—	$—	$210,480,111

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $28,072,849 and $19,878,063, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,092,704

Aggregate unrealized (depreciation) of investment securities	(3,464,911)

Net unrealized appreciation of investment securities	$34,627,793

Cost of investments for tax purposes is $175,852,318.
Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	DDI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.80%
Aerospace & Defense–3.83%
General Dynamics Corp.	606,038	$45,695,265

Raytheon Co.	736,368	36,811,036

		82,506,301

Apparel Retail–0.38%
TJX Cos., Inc. (The)	174,027	8,247,139

Apparel, Accessories & Luxury Goods–0.32%
VF Corp.	84,200	6,965,024

Asset Management & Custody Banks–2.81%
Federated Investors, Inc. -Class B	1,442,090	39,051,797

State Street Corp.	458,677	21,429,390

		60,481,187

Auto Parts & Equipment–2.18%
Johnson Controls, Inc.	1,223,212	46,959,109

Brewers–1.91%
Heineken N.V. (Netherlands)	819,585	41,244,740

Building Products–1.68%
Masco Corp.	2,722,986	36,270,173

Casinos & Gaming–1.31%
International Game Technology	1,639,012	28,141,836

Construction, Farm Machinery & Heavy Trucks–0.76%
Caterpillar Inc.	168,415	16,337,939

Consumer Finance–2.42%
Capital One Financial Corp.	1,080,746	52,048,727

Data Processing & Outsourced Services–1.93%
Automatic Data Processing, Inc.	869,383	41,643,446

Department Stores–0.42%
Nordstrom, Inc.	219,725	9,048,275

Distributors–0.79%
Genuine Parts Co.	327,780	16,962,615

Diversified Banks–2.42%
Societe Generale (France)	485,833	31,408,338

U.S. Bancorp	769,520	20,777,040

		52,185,378

Diversified Chemicals–2.64%
E. I. du Pont de Nemours and Co.	658,751	33,385,501

PPG Industries, Inc.	279,026	23,516,311

		56,901,812

Drug Retail–1.34%
Walgreen Co.	715,312	28,927,217

Electric Utilities–3.61%
American Electric Power Co., Inc.	1,115,433	39,798,649

Entergy Corp.	252,313	18,209,429

Exelon Corp.	69,427	2,951,342

PPL Corp.	648,693	16,729,793

		77,689,213

Electrical Components & Equipment–1.71%
Emerson Electric Co.	627,045	36,920,410

Food Distributors–1.45%
Sysco Corp.	1,075,091	31,328,152

General Merchandise Stores–0.45%
Target Corp.	176,680	9,687,364

Health Care Equipment–1.91%
Medtronic, Inc.	247,842	9,497,305

Stryker Corp.	548,834	31,590,885

		41,088,190

Hotels, Resorts & Cruise Lines–2.16%
Accor S.A. (France)	327,712	14,982,311

Marriott International Inc. -Class A	799,470	31,571,070

		46,553,381

Household Products–3.89%
Kimberly-Clark Corp.	802,914	51,972,623

Procter & Gamble Co. (The)	502,433	31,718,595

		83,691,218

Industrial Machinery–5.49%
Eaton Corp.	175,419	18,938,235

Illinois Tool Works, Inc.	250,521	13,400,369

Pentair, Inc.	1,320,772	47,772,323

Snap-on, Inc.	674,249	38,182,721

		118,293,648

Insurance Brokers–0.71%
Marsh & McLennan Cos., Inc.	550,451	15,346,574

Integrated Oil & Gas–3.58%
Eni S.p.A. (Italy)	1,194,884	28,295,140

Exxon Mobil Corp.	341,713	27,569,405

Total S.A. (France)	364,121	21,289,533

		77,154,078

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Shares	Value
Integrated Telecommunication Services–0.27%
AT&T, Inc.	210,457	$5,791,777

Investment Banking & Brokerage–1.51%
Charles Schwab Corp. (The)	1,803,806	32,558,698

IT Consulting & Other Services–0.13%
International Business Machines Corp.	17,118	2,773,116

Life & Health Insurance–1.97%
Lincoln National Corp.	712,300	20,542,732
StanCorp Financial Group, Inc.	491,371	21,920,060

		42,462,792

Motorcycle Manufacturers–0.95%
Harley-Davidson, Inc.	516,584	20,482,556

Movies & Entertainment–1.40%
Time Warner Inc.	957,700	30,119,665

Multi-Utilities–1.75%
Dominion Resources, Inc.	865,698	37,692,491

Oil & Gas Equipment & Services–1.65%
Baker Hughes Inc.	518,860	35,547,099

Oil & Gas Storage & Transportation–0.88%
Southern Union Co.	708,337	18,926,765

Packaged Foods & Meats–5.28%
Campbell Soup Co.	666,888	22,767,556

General Mills, Inc.	1,148,078	39,930,153

Kraft Foods, Inc. -Class A	1,079,047	32,986,467

Mead Johnson Nutrition Co.	309,820	17,960,265

		113,644,441

Paper Products–1.86%
International Paper Co.	1,385,841	40,023,088

Pharmaceuticals–4.71%
Bristol-Myers Squibb Co.	794,614	20,008,380

Eli Lilly and Co.	741,253	25,773,367

Johnson & Johnson	616,136	36,826,449

Novartis AG (Switzerland)	223,682	12,468,895

Pfizer, Inc.	349,808	6,373,502

		101,450,593

Regional Banks–6.16%
Fifth Third Bancorp	3,202,020	47,614,037

SunTrust Banks, Inc.	1,720,599	52,357,828

Zions Bancorp.	1,387,860	32,725,739

		132,697,604

Restaurants–1.56%
Brinker International, Inc.	1,424,708	33,523,379

Semiconductors–1.57%
Linear Technology Corp.	266,044	9,255,671

Texas Instruments Inc.	721,922	24,480,375

		33,736,046

Soft Drinks–1.38%
Coca-Cola Co. (The)	474,562	29,826,222

Specialized Consumer Services–0.74%
H&R Block, Inc.	1,277,692	15,996,704

Specialized REIT’s–0.92%
Weyerhaeuser Co.	851,608	19,740,273

Specialty Chemicals–0.57%
Ecolab Inc.	247,136	12,280,188

Systems Software–1.02%
Microsoft Corp.	792,248	21,965,076

Thrifts & Mortgage Finance–1.40%
Hudson City Bancorp, Inc.	2,745,355	30,143,998

Tobacco–2.02%
Altria Group, Inc.	809,899	19,040,725

Philip Morris International Inc.	427,586	24,475,023

		43,515,748

Total Common Stocks & Other Equity Interests (Cost $1,707,201,603)		1,977,521,465

Money Market Funds–8.86%
Liquid Assets Portfolio — Institutional Class (b)	95,365,317	95,365,317

Premier Portfolio — Institutional Class (b)	95,365,316	95,365,316

Total Money Market Funds (Cost $190,730,633)		190,730,633

TOTAL INVESTMENTS–100.66% (Cost $1,897,932,236)		2,168,252,098

OTHER ASSETS LESS LIABILITIES–(0.66)%		(14,109,906)

NET ASSETS–100.00%		$2,154,142,192

Investment Abbreviations:
REIT      — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Diversified Dividend Fund

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Diversified Dividend Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,155,783,203	$12,468,895	$—	$2,168,252,098

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $151,764,246 and $51,239,678, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$343,594,625

Aggregate unrealized (depreciation) of investment securities	(72,940,182)

Net unrealized appreciation of investment securities	$270,654,443

Cost of investments for tax purposes is $1,897,597,655.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Dividend Growth Securities Fund, Invesco Financial Services Fund and Invesco Van Kampen Core Equity Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Diversified Dividend Fund

Invesco Large Cap Basic Value Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	LCBV-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.35%
Aerospace & Defense—1.34%
Honeywell International, Inc.	20,891	$1,170,105

Aluminum—1.81%
Alcoa, Inc.	94,974	1,573,719

Asset Management & Custody Banks—2.66%
Bank of New York Mellon Corp. (The)	60,173	1,879,203

State Street Corp.	9,292	434,122

		2,313,325

Automobile Manufacturers—0.72%
General Motors Co. (b)	17,233	628,832

Cable & Satellite—6.44%
Comcast Corp. -Class A	158,330	3,602,008

DIRECTV -Class A (b)	12,979	550,180

Time Warner Cable, Inc.	21,528	1,460,244

		5,612,432

Communications Equipment—0.91%
Cisco Systems, Inc. (b)	37,583	794,880

Computer Hardware—2.97%
Dell, Inc. (b)	69,206	910,751

Hewlett-Packard Co.	36,781	1,680,524

		2,591,275

Data Processing & Outsourced Services—0.33%
Western Union Co.	14,169	287,347

Department Stores—0.78%
J.C. Penney Co., Inc.	12,577	403,344

Macy’s, Inc.	11,745	271,897

		675,241

Diversified Banks—2.12%
U.S. Bancorp	22,814	615,978

Wells Fargo & Co.	38,011	1,232,317

		1,848,295

Diversified Chemicals—0.40%
E. I. du Pont de Nemours and Co.	6,849	347,107

Drug Retail—1.51%
CVS Caremark Corp.	38,558	1,318,684

Electric Utilities—1.22%
American Electric Power Co., Inc.	10,815	385,879

FirstEnergy Corp.	17,337	678,224

		1,064,103

Electrical Components & Equipment—0.85%
Emerson Electric Co.	12,600	741,888

General Merchandise Stores—0.40%
Target Corp.	6,406	351,241

Health Care Distributors—1.47%
Cardinal Health, Inc.	30,802	1,278,591

Home Improvement Retail—1.74%
Home Depot, Inc. (The)	19,819	728,745

Lowe’s Cos., Inc.	31,804	788,739

		1,517,484

Household Products—0.33%
Procter & Gamble Co. (The)	4,604	290,650

Hypermarkets & Super Centers—1.60%
Wal-Mart Stores, Inc.	24,827	1,392,050

Industrial Conglomerates—3.38%
General Electric Co.	63,261	1,274,077

Textron, Inc.	23,608	620,654

Tyco International Ltd. (Switzerland)	23,363	1,047,363

		2,942,094

Industrial Machinery—1.35%
Ingersoll-Rand PLC (Ireland)	24,835	1,172,212

Integrated Oil & Gas—6.62%
BP PLC -ADR (United Kingdom)	20,475	971,948

Chevron Corp.	19,892	1,888,348

ConocoPhillips	9,116	651,429

Royal Dutch Shell PLC -ADR (United Kingdom)	22,224	1,577,682

Total SA -ADR (France)	11,485	674,973

		5,764,380

Integrated Telecommunication Services—2.92%
AT&T, Inc.	38,787	1,067,418

Verizon Communications, Inc.	41,492	1,477,945

		2,545,363

Internet Software & Services—3.73%
eBay, Inc. (b)	62,887	1,909,249

Yahoo!, Inc. (b)	83,439	1,345,037

		3,254,286

Investment Banking & Brokerage—2.46%
Goldman Sachs Group, Inc. (The)	6,240	1,020,989

Morgan Stanley	38,071	1,119,287

		2,140,276

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Basic Value Fund

	Shares	Value
IT Consulting & Other Services—0.58%
Accenture PLC -Class A (Ireland)	9,876	$508,318

Life & Health Insurance—3.12%
Aflac, Inc.	7,858	452,464

MetLife, Inc.	26,596	1,217,299

Torchmark Corp.	16,895	1,052,558

		2,722,321

Managed Health Care—2.58%
UnitedHealth Group, Inc.	40,149	1,648,116

WellPoint, Inc. (b)	9,650	599,458

		2,247,574

Movies & Entertainment—6.44%
News Corp. -Class B	71,528	1,185,934

Time Warner, Inc.	39,929	1,255,767

Viacom, Inc. -Class B	76,226	3,167,191

		5,608,892

Multi-Utilities—0.30%
Sempra Energy	5,037	262,277

Oil & Gas Drilling—0.54%
Noble Corp. (Switzerland)	12,254	468,715

Oil & Gas Equipment & Services—3.76%
Halliburton Co.	50,106	2,254,770

Weatherford International Ltd. (Switzerland)(b)	43,223	1,025,250

		3,280,020

Other Diversified Financial Services—6.56%
Bank of America Corp.	126,998	1,743,683

Citigroup, Inc. (b)	265,960	1,281,927

JPMorgan Chase & Co.	59,891	2,691,501

		5,717,111

Packaged Foods & Meats—3.69%
Kraft Foods, Inc. -Class A	62,990	1,925,604

Unilever NV — New York Shares (Netherlands)	43,447	1,287,335

		3,212,939

Paper Products—3.06%
International Paper Co.	92,431	2,669,407

Personal Products—0.47%
Avon Products, Inc.	14,523	411,146

Pharmaceuticals—7.96%
Abbott Laboratories	12,370	558,629

Bristol-Myers Squibb Co.	65,538	1,650,247

GlaxoSmithKline PLC -ADR (United Kingdom)	13,264	481,881

Merck & Co., Inc.	43,055	1,428,135

Pfizer, Inc.	124,519	2,268,736

Roche Holding AG — ADR (Switzerland)	14,401	551,126

		6,938,754

Property & Casualty Insurance—3.19%
Chubb Corp. (The)	27,796	1,610,222

Travelers Cos., Inc. (The)	20,758	1,167,845

		2,778,067

Regional Banks—1.35%
PNC Financial Services Group, Inc.	19,654	1,179,240

Semiconductor Equipment—0.40%
KLA-Tencor Corp.	7,896	348,056

Semiconductors—0.85%
Intel Corp.	34,621	742,967

Soft Drinks—1.39%
Coca-Cola Co. (The)	15,141	951,612

PepsiCo, Inc.	4,039	259,748

		1,211,360

Systems Software—1.05%
Microsoft Corp.	32,928	912,929

Wireless Telecommunication Services—1.00%
Vodafone Group PLC -ADR (United Kingdom)	30,733	871,588

Total Common Stocks & Other Equity Interests (Cost $67,245,671)		85,707,541

Money Market Funds—1.92%
Liquid Assets Portfolio — Institutional Class (c)	835,545	835,545

Premier Portfolio — Institutional Class (c)	835,545	835,545

Total Money Market Funds (Cost $1,671,090)		1,671,090

TOTAL INVESTMENTS—100.27% (Cost $68,916,761)		87,378,631

OTHER ASSETS LESS LIABILITIES—(0.27)%		(232,438)

NET ASSETS—100.00%		$87,146,193

Investment Abbreviations:
ADR     —   American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Large Cap Basic Value Fund

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the
Invesco Large Cap Basic Value Fund

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$86,827,505	$551,126	$—	$87,378,631

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $3,965,575 and $8,865,319, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,905,167

Aggregate unrealized (depreciation) of investment securities	(150,205)

Net unrealized appreciation of investment securities	$15,754,962

Cost of investments for tax purposes is $ 71,623,669.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Large Cap Basic Value Fund

Invesco Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	LCG-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—109.01%
Aerospace & Defense—4.30%
Embraer SA — ADR (Brazil)	321,218	$10,600,194

Goodrich Corp.	309,551	28,051,511

Honeywell International, Inc.	257,466	14,420,671

		53,072,376

Air Freight & Logistics—0.55%
C.H. Robinson Worldwide, Inc.	88,505	6,822,850

Apparel Retail—1.57%
Limited Brands, Inc.	660,731	19,319,774

Application Software—2.40%
Citrix Systems, Inc. (b)	261,798	16,540,398

Salesforce.com, Inc. (b)	101,382	13,092,471

		29,632,869

Asset Management & Custody Banks—2.40%
Ameriprise Financial, Inc.	339,707	20,942,937

Franklin Resources, Inc.	71,211	8,591,607

		29,534,544

Automobile Manufacturers—0.91%
Ford Motor Co. (b)	706,532	11,269,185

Biotechnology—3.50%
Dendreon Corp. (b)	289,728	10,152,069

Gilead Sciences, Inc. (b)	577,869	22,178,612

United Therapeutics Corp. (b)	158,619	10,782,920

		43,113,601

Cable & Satellite—3.82%
Comcast Corp. -Class A	1,171,707	26,656,334

DIRECTV -Class A (b)	481,344	20,404,172

		47,060,506

Casinos & Gaming—1.13%
Las Vegas Sands Corp. (b)	300,370	13,964,201

Coal & Consumable Fuels—1.37%
Peabody Energy Corp.	266,794	16,920,076

Communications Equipment—2.90%
Cisco Systems, Inc. (b)	800,464	16,929,814

QUALCOMM, Inc.	348,534	18,866,145

		35,795,959

Computer Hardware—10.47%
Apple, Inc. (b)	308,684	104,742,655

Hewlett-Packard Co.	534,040	24,400,288

		129,142,943

Computer Storage & Peripherals—4.66%
EMC Corp. (b)	1,357,923	33,798,704

SanDisk Corp. (b)	294,933	13,381,110

Western Digital Corp. (b)	301,554	10,258,867

		57,438,681

Construction & Engineering—0.89%
Foster Wheeler AG (Switzerland)(b)	297,366	10,946,043

Construction, Farm Machinery & Heavy Trucks—2.28%
Cummins, Inc.	93,358	9,884,745

Deere & Co.	200,600	18,234,540

		28,119,285

Consumer Finance—0.66%
American Express Co.	186,217	8,078,093

Data Processing & Outsourced Services—1.64%
Visa Inc. — Class A	288,635	20,161,155

Diversified Banks—0.97%
Comerica, Inc.	312,409	11,934,024

Fertilizers & Agricultural Chemicals—6.51%
Monsanto Co.	533,693	39,162,392

Potash Corp. of Saskatchewan, Inc. (Canada)	231,078	41,081,047

		80,243,439

General Merchandise Stores—1.03%
Target Corp.	231,020	12,666,827

Gold—1.31%
Barrick Gold Corp. (Canada)	341,267	16,213,595

Health Care Distributors—1.43%
McKesson Corp.	234,622	17,636,536

Health Care Equipment—2.43%
Baxter International, Inc.	332,293	16,112,888

Covidien PLC (Ireland)	290,720	13,800,478

		29,913,366

Health Care Technology—0.10%
Allscripts Healthcare Solutions, Inc. (b)	61,293	1,293,895

See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Growth Fund

	Shares	Value
Hotels, Resorts & Cruise Lines—1.03%
Starwood Hotels & Resorts Worldwide, Inc.	216,055	$12,740,763

Industrial Machinery—1.33%
Ingersoll-Rand PLC (Ireland)	348,633	16,455,478

Internet Retail—2.82%
Amazon.com, Inc. (b)	113,260	19,213,426

Netflix, Inc. (b)	72,573	15,536,428

		34,749,854

Internet Software & Services—5.92%
Baidu, Inc. -ADR (China)(b)	305,641	33,201,782

Google, Inc. — Class A (b)	66,283	39,793,662

		72,995,444

IT Consulting & Other Services—1.88%
Accenture PLC -Class A (Ireland)	130,488	6,716,217

Cognizant Technology Solutions Corp. -Class A (b)	226,147	16,497,424

		23,213,641

Managed Health Care—0.82%
UnitedHealth Group, Inc.	247,159	10,145,877

Movies & Entertainment—1.38%
Walt Disney Co. (The)	438,199	17,032,795

Oil & Gas Drilling—1.80%
Transocean Ltd.(b)	277,306	22,165,069

Oil & Gas Equipment & Services—9.24%
Cameron International Corp. (b)	292,192	15,573,834

Halliburton Co.	582,843	26,227,935

National Oilwell Varco, Inc.	230,567	17,038,901

Schlumberger Ltd.	324,485	28,875,920

Weatherford International Ltd. (b)	1,105,789	26,229,315

		113,945,905

Oil & Gas Exploration & Production—1.84%
EOG Resources, Inc.	213,721	22,737,777

Other Diversified Financial Services—1.76%
JPMorgan Chase & Co.	482,381	21,678,202

Packaged Foods & Meats—1.84%
Mead Johnson Nutrition Co.	390,379	22,630,271

Pharmaceuticals—2.68%
Hospira, Inc. (b)	349,021	19,276,430

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	250,962	13,715,073

		32,991,503

Railroads—1.92%
Union Pacific Corp.	249,959	23,653,620

Restaurants—0.83%
Chipotle Mexican Grill, Inc. (b)	46,620	10,206,050

Semiconductors—2.83%
ARM Holdings PLC -ADR (United Kingdom)	94,662	2,370,337

Broadcom Corp. -Class A	310,830	14,015,325

Micron Technology, Inc. (b)	774,417	8,162,355

Xilinx, Inc.	322,531	10,385,498

		34,933,515

Soft Drinks—0.91%
Hansen Natural Corp. (b)	198,345	11,234,261

Specialty Stores—0.58%
Tiffany & Co.	122,961	7,147,723

Systems Software—4.98%
Oracle Corp.	720,869	23,089,434

Red Hat, Inc. (b)	236,229	9,760,982

Rovi Corp. (b)	462,888	28,587,963

		61,438,379

Trucking—0.91%
J.B. Hunt Transport Services, Inc.	273,324	11,206,284

Wireless Telecommunication Services—2.48%
America Movil S.A.B. de C.V. -Series L -ADR (Mexico)	221,891	12,645,568

American Tower Corp. -Class A (b)	351,680	17,886,445

		30,532,013

Total Common Stocks & Other Equity Interests (Cost $1,085,611,823)		1,344,128,247

Money Market Funds—0.92%
Liquid Assets Portfolio — Institutional Class (c)	5,629,828	5,629,828

Premier Portfolio — Institutional Class (c)	5,629,828	5,629,828

Total Money Market Funds (Cost $11,259,656)		11,259,656

TOTAL INVESTMENTS—109.93% (Cost $1,096,871,479)		1,355,387,903

OTHER ASSETS LESS LIABILITIES—(9.93)%		(122,382,030)

NET ASSETS—100.00%		$1,233,005,873

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Large Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations
Invesco Large Cap Growth Fund

in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,355,387,903	$—	$—	$1,355,387,903

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $126,794,975 and $164,258,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$254,641,831

Aggregate unrealized (depreciation) of investment securities	(8,233,141)

Net unrealized appreciation of investment securities	$246,408,690

Cost of investments for tax purposes is $1,108,979,213.
NOTE 4 — Significant Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Large Cap Growth Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	SUM-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—94.81%
Aerospace & Defense—3.90%
Goodrich Corp.	133,597	$12,106,560

Honeywell International, Inc.	174,229	9,758,566

Raytheon Co.	511,162	25,552,988

Rockwell Collins, Inc.	97,800	6,272,892

United Technologies Corp.	188,062	15,289,441

		68,980,447

Airlines—1.30%
United Continental Holdings Inc. (c)	905,620	23,002,748

Apparel, Accessories & Luxury Goods—1.41%
Coach, Inc.	461,352	24,954,530

Application Software—0.53%
Adobe Systems Inc. (c)	284,650	9,407,683

Auto Parts & Equipment—1.08%
Autoliv, Inc. (Sweden)	135,612	10,415,001

Johnson Controls, Inc.	227,312	8,726,508

		19,141,509

Automobile Manufacturers—0.56%
Honda Motor Co., Ltd. (Japan)	236,600	9,993,108

Biotechnology—2.79%
Acorda Therapeutics, Inc. (c)	433,098	9,506,501

Amgen Inc. (c)	226,832	12,493,907

Gilead Sciences, Inc. (c)	580,912	22,295,403

Human Genome Sciences, Inc. (c)	211,963	5,142,222

		49,438,033

Broadcasting—1.23%
Scripps Networks Interactive Inc. -Class A	468,537	21,786,971

Cable & Satellite—1.67%
Comcast Corp. -Class A	1,299,091	29,554,320

Communications Equipment—2.10%
Cisco Systems, Inc. (c)	875,761	18,522,345

Finisar Corp. (b)(c)	261,690	8,714,277

QUALCOMM, Inc.	184,429	9,983,142

		37,219,764

Computer Hardware—5.55%
Apple Inc. (c)	249,372	84,616,907

Hewlett-Packard Co.	296,437	13,544,207

		98,161,114

Computer Storage & Peripherals—2.63%
EMC Corp. (c)	1,495,525	37,223,617

Western Digital Corp. (c)	272,653	9,275,655

		46,499,272

Construction & Engineering—0.72%
Fluor Corp.	114,602	7,929,312

Foster Wheeler AG (Switzerland)(c)	128,638	4,735,165

		12,664,477

Construction, Farm Machinery & Heavy Trucks—1.49%
Komatsu Ltd. (Japan)	255,900	7,600,627

Navistar International Corp. (c)	288,639	18,718,239

		26,318,866

Consumer Finance—0.42%
American Express Co.	172,103	7,465,828

Data Processing & Outsourced Services—3.64%
MasterCard, Inc. -Class A	111,691	26,416,038

Visa, Inc. -Class A	544,330	38,021,451

		64,437,489

Department Stores—0.72%
Kohl’s Corp. (c)	252,272	12,810,372

Diversified Banks—0.57%
Banco Bradesco S.A. -ADR (Brazil)	533,233	10,088,768

Electrical Components & Equipment—1.72%
Cooper Industries PLC (Ireland)	496,692	30,427,352

Electronic Components—1.44%
Amphenol Corp. -Class A	170,489	9,434,861

Corning Inc.	718,671	15,961,683

		25,396,544

Electronic Equipment Manufacturers—0.48%
Itron, Inc. (c)	145,985	8,470,050

Fertilizers & Agricultural Chemicals—0.71%
Monsanto Co.	170,213	12,490,230

General Merchandise Stores—0.73%
Dollar Tree, Inc. (c)	254,878	12,891,729

Gold—0.83%
Barrick Gold Corp. (Canada)	187,855	8,924,991

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value
Gold—(continued)
Goldcorp, Inc. (Canada)	143,065	$5,752,644

		14,677,635

Health Care Distributors—1.27%
McKesson Corp.	187,482	14,093,022

Owens & Minor, Inc.	283,593	8,374,501

		22,467,523

Health Care Equipment—0.23%
Thoratec Corp. (c)	172,210	4,062,434

Health Care Services—2.49%
Express Scripts, Inc. (c)	252,179	14,205,243

Medco Health Solutions, Inc. (c)	489,895	29,893,393

		44,098,636

Home Improvement Retail—1.25%
Home Depot, Inc. (The)	602,378	22,149,439

Homefurnishing Retail—1.14%
Bed Bath & Beyond Inc. (c)	419,039	20,113,872

Hotels, Resorts & Cruise Lines—1.49%
Royal Caribbean Cruises Ltd. (c)	588,365	26,417,589

Household Products—0.48%
Procter & Gamble Co. (The)	135,826	8,574,695

Hypermarkets & Super Centers—3.58%
Costco Wholesale Corp.	442,441	31,784,962

Wal-Mart Stores, Inc.	563,504	31,595,669

		63,380,631

Industrial Gases—0.55%
Praxair, Inc.	105,435	9,809,672

Industrial Machinery—3.41%
Illinois Tool Works, Inc.	261,552	13,990,417

Ingersoll-Rand PLC (Ireland)	698,689	32,978,121

Kennametal Inc.	329,804	13,390,042

		60,358,580

Integrated Oil & Gas—3.48%
Exxon Mobil Corp.	318,871	25,726,512

Occidental Petroleum Corp.	371,228	35,890,323

		61,616,835

Internet Retail—2.89%
Amazon.com, Inc. (c)	224,303	38,050,761

Expedia, Inc.	519,166	13,062,216

		51,112,977

Internet Software & Services—2.09%
Google Inc. -Class A (c)	46,304	27,799,070

VeriSign, Inc. (c)	271,497	9,135,874

		36,934,944

Investment Banking & Brokerage—1.29%
Goldman Sachs Group, Inc. (The)	140,022	22,910,400

IT Consulting & Other Services—2.39%
Accenture PLC -Class A (Ireland)	370,352	19,062,017

International Business Machines Corp.	42,167	6,831,054

Teradata Corp. (c)	383,427	16,483,527

		42,376,598

Life Sciences Tools & Services—0.49%
Life Technologies Corp. (c)	160,842	8,732,112

Managed Health Care—2.28%
UnitedHealth Group Inc.	361,519	14,840,355

WellPoint, Inc. (c)	409,324	25,427,207

		40,267,562

Oil & Gas Equipment & Services—4.52%
Baker Hughes Inc.	159,781	10,946,596

Cameron International Corp. (c)	357,304	19,044,303

Halliburton Co.	340,194	15,308,730

Schlumberger Ltd.	390,132	34,717,847

		80,017,476

Oil & Gas Exploration & Production—0.63%
Apache Corp.	93,812	11,197,400

Other Diversified Financial Services—1.25%
JPMorgan Chase & Co.	490,710	22,052,507

Packaged Foods & Meats—0.87%
Green Mountain Coffee Roasters, Inc. (c)	460,356	15,458,754

Pharmaceuticals—3.59%
Abbott Laboratories	390,596	17,639,315

Hospira, Inc. (c)	155,717	8,600,250

Johnson & Johnson	136,861	8,180,182

Medicis Pharmaceutical Corp. -Class A	228,000	5,798,040

Pfizer, Inc.	953,162	17,366,612

Shire PLC (United Kingdom)	223,931	5,910,059

		63,494,458

Property & Casualty Insurance—0.50%
Chubb Corp. (The)	153,156	8,872,327

Railroads—1.10%
Union Pacific Corp.	206,013	19,495,010

Restaurants—0.33%
McDonald’s Corp.	78,118	5,754,953

Semiconductor Equipment—0.81%
Novellus Systems, Inc. (c)	397,741	14,346,518

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value
Semiconductors—0.56%
Xilinx, Inc.	307,698	$9,907,876

Soft Drinks—2.98%
Coca-Cola Co. (The)	286,800	18,025,380

Hansen Natural Corp. (c)	34,166	1,935,162

PepsiCo, Inc.	510,924	32,857,523

		52,818,065

Specialized Consumer Services—0.24%
Coinstar, Inc. (c)	102,700	4,250,753

Specialized Finance—1.52%
IntercontinentalExchange Inc. (c)	223,205	26,893,970

Systems Software—4.27%
Check Point Software Technologies Ltd. (Israel) (c)	795,339	35,432,352

Microsoft Corp.	1,110,271	30,782,264

Oracle Corp.	290,994	9,320,538

		75,535,154

Technology Distributors—0.81%
Avnet, Inc. (c)	404,179	14,396,856

Trucking—1.81%
J.B. Hunt Transport Services, Inc.	631,012	25,871,492

Ryder System, Inc.	127,085	6,110,247

		31,981,739

Total Common Stocks & Other Equity Interests (Cost $1,300,982,320)		1,678,137,154

Money Market Funds—4.93%
Liquid Assets Portfolio — Institutional Class (e)	43,613,081	43,613,081

Premier Portfolio — Institutional Class (e)	43,613,081	43,613,081

Total Money Market Funds (Cost $87,226,162)		87,226,162

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.74% (Cost $1,388,208,482)		1,765,363,316

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.00%
Liquid Assets Portfolio — Institutional Class (Cost $85,930)(d)(e)	85,930	85,930

TOTAL INVESTMENTS—99.74% (Cost $1,388,294,412)		1,765,449,246

OTHER ASSETS LESS LIABILITIES—0.26%		4,526,233

NET ASSETS—100.00%		$1,769,975,479

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2011.

(c)	Non-income producing security.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Summit Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Summit Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,741,945,452	$23,503,794	$—	$1,765,449,246

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $262,332,719 and $283,498,247, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco Summit Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$391,224,000

Aggregate unrealized (depreciation) of investment securities	(14,585,332)

Net unrealized appreciation of investment securities	$376,638,668

Cost of investments for tax purposes is $1,388,810,578.
Invesco Summit Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.